SUBSIDIARIES (Details)		1 Months Ended	12 Months Ended
		Apr. 20, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%
Taptica Inc
Disclosure of subsidiaries [line items]
Name of company			Taptica Inc
Principal location of the Company’s activity			USA
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%	100.00%
Tremor Video Inc
Disclosure of subsidiaries [line items]
Name of company			Tremor Video Inc
Principal location of the Company’s activity			USA
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%	100.00%
Adinnovation Inc
Disclosure of subsidiaries [line items]
Name of company			Adinnovation Inc
Principal location of the Company’s activity			Japan
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%	57.00%
Taptica Japan
Disclosure of subsidiaries [line items]
Name of company			Taptica Japan
Principal location of the Company’s activity			Japan
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%	100.00%
Taptica UK
Disclosure of subsidiaries [line items]
Name of company			Taptica UK
Principal location of the Company’s activity			United Kingdom
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%	100.00%
YuMe Inc
Disclosure of subsidiaries [line items]
Name of company	[1]		YuMe Inc
Principal location of the Company’s activity	[1]		USA
The Group’s ownership interest in the subsidiary for the year ended December 31	[1]		100.00%	100.00%
Perk.com Canada Inc
Disclosure of subsidiaries [line items]
Name of company			Perk.com Canada Inc
Principal location of the Company’s activity			Canada
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%	100.00%
R1Demand LLC
Disclosure of subsidiaries [line items]
Name of company	[1]		R1Demand LLC
Principal location of the Company’s activity	[1]		USA
The Group’s ownership interest in the subsidiary for the year ended December 31	[1]		100.00%	100.00%
Unruly Group LLC
Disclosure of subsidiaries [line items]
Name of company			Unruly Group LLC
Principal location of the Company’s activity			USA
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%	100.00%
Unruly Group US Holding Inc
Disclosure of subsidiaries [line items]
Name of company	[1]		Unruly Group US Holding Inc
Principal location of the Company’s activity	[1]		USA
The Group’s ownership interest in the subsidiary for the year ended December 31	[1]		100.00%	100.00%
Unruly Holdings Ltd
Disclosure of subsidiaries [line items]
Name of company	[1]		Unruly Holdings Ltd
Principal location of the Company’s activity	[1]		UK
The Group’s ownership interest in the subsidiary for the year ended December 31	[1]		100.00%	100.00%
Unruly Group Ltd
Disclosure of subsidiaries [line items]
Name of company			Unruly Group Ltd
Principal location of the Company’s activity			UK
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%	100.00%
Unruly Media GmbH
Disclosure of subsidiaries [line items]
Name of company			Unruly Media GmbH
Principal location of the Company’s activity			Germany
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%	100.00%
Unruly Media Pte Ltd
Disclosure of subsidiaries [line items]
Name of company	[1]		Unruly Media Pte Ltd
Principal location of the Company’s activity	[1]		Singapore
The Group’s ownership interest in the subsidiary for the year ended December 31	[1]		100.00%	100.00%
Unruly Media Pty Ltd
Disclosure of subsidiaries [line items]
Name of company			Unruly Media Pty Ltd
Principal location of the Company’s activity			Australia
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%	100.00%
Unruly Media KK
Disclosure of subsidiaries [line items]
Name of company			Unruly Media KK
Principal location of the Company’s activity			Japan
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%	100.00%
Unmedia Video Distribution Sdn Bhd
Disclosure of subsidiaries [line items]
Name of company			Unmedia Video Distribution Sdn Bhd
Principal location of the Company’s activity			Malaysia
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%	100.00%
Unruly Media Inc
Disclosure of subsidiaries [line items]
Name of company			Unruly Media Inc
Principal location of the Company’s activity			USA
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%	100.00%
SpearAd GmbH
Disclosure of subsidiaries [line items]
Name of company			SpearAd GmbH
Principal location of the Company’s activity			Germany
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%	0.00%

[1]	Under these companies, there are twenty-nine (29) wholly owned subsidiaries that are inactive and in liquidation process.